Cash and Cash Equivalents and Margin Cash - Schedule of Considered as Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		Sep. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents and Margin Cash [Abstract]
Cash on hand and at banks		$ 1,962,794	$ 2,197,822
CDB (bank certificates of deposit) / Overnight investments	[1]	1,595,421	3,415,850
Cash and cash equivalents		3,558,215	5,613,672
Margin cash
CME (Chicago Mercantile Exchange) Margin investments	[2]	524,040	104,220
Investments in Treasury Bills	[3]	29,806	32,334
Margin cash		553,846	136,554
Investment funds
Investment funds	[4]	45,831
Investment funds Total		45,831
Cash and cash equivalents Total		$ 4,157,892	$ 5,750,226

[1]	CDBs are held at financial institutions and earn interest based on floating rates and are pegged to the Brazilian overnight interbank lending rate (Certificado de Depósito Interbancário - CDI). Overnight investments at JBS USA are equivalent to fixed-income instruments, earning interest at the FED rate + 0.05%.
[2]	CME margin investments represent margin deposits allocated to fixed-income equivalent instruments. These investments accrue interest based on the Interest Rate on Reserve Balances (IORB).
[3]	Government securities (such as Tesouro Selic) are public debt instruments issued by the Brazilian Treasury, acquired through financial institutions with conditions and characteristics similar to bank certificates of deposit (CDBs).
[4]	Investment of US$45.1 million in a FIDC (Credit Rights Investment Fund) maturing in 2035, with a fixed interest rate of 5% per year.